LAND USE RIGHTS, NET	12 Months Ended
Dec. 31, 2020
Land use rights
LAND USE RIGHTS, NET
LAND USE RIGHTS, NET

6.       LAND USE RIGHTS, NET

The land use rights assets as of December 31, 2019 and 2020 are summarized as follows:

	As of December 31,
	2019	2020
	RMB	RMB	US$
Land use rights, cost	1,388	1,388	213
Less:
Accumulated depreciation	(194)	(222)	(34)
Land use rights, net	1,194	1,166	179

Amortization expense of the land use rights for the years ended December 31, 2018, 2019 and 2020 was RMB 257, RMB 28 and RMB 28 (US$  4), respectively.

As of December 31, 2020, expected amortization expense for the land use rights is approximately RMB 28 in 2021, RMB28 in 2022, RMB28 in 2023, RMB28 in 2024, RMB28 in 2025 and RMB1,026 in 2026 and thereafter.